Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2012
Mainland China Contribution Plan and Profit Appropriation
Mainland China Contribution Plan and Profit Appropriation

19. Mainland China Contribution Plan and Profit Appropriation

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits was $8,298,074, $12,614,542 and $17,279,755 for the years ended December 31, 2010, 2011 and 2012, respectively, including $1,103,397, $14,557, and $21,857 from discontinued operations.

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s PRC subsidiaries and PRC affiliates are prohibited from distributing their statutory capital and must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until such cumulative appropriation reaches 50% of the registered capital; the other fund appropriations are at the Group’s discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. The Group’s subsidiaries and affiliates have allocated annual after-tax profits to each of their respective funds in compliance with these laws and regulations. For the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations of $21,211,346, $10,214,705 and $4,099,511, respectively.

As a result of these PRC laws and regulations, as of December 31, 2012, the Group’s PRC subsidiaries and PRC affiliates are restricted in their ability to transfer $244,628,141 of their net assets to Focus Media Holding in the form of dividends, loans or advances.